Cover Page	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	KODIAK AI, INC.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853138
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment Description: On September 24, 2025 (the “Closing Date”), we consummated the previously announced business combination pursuant to that certain Business Combination Agreement, dated April 14, 2025 (the “Business Combination Agreement”), by and among AACT, Legacy Kodiak, and AAC II Merger Sub, Inc., a Delaware corporation (“Merger Sub”). The Business Combination Agreement and related transactions were approved at an Extraordinary General Meeting of AACT’s shareholders held on September 23, 2025.Pursuant to the terms of the Business Combination Agreement and as described in the section titled “Domestication Proposal” beginning on page 166 of the final prospectus and definitive proxy statement, dated August 29, 2025 (as supplemented by that certain Proxy Statement/Prospectus Supplement No. 1, dated September 15, 2025, and that certain Proxy Statement/Prospectus Supplement No. 2, dated September 23, 2025, the “Proxy Statement/Prospectus”) and filed with the Securities and Exchange Commission (the “SEC”), on September 23, 2025, AACT changed its jurisdiction of incorporation by deregistering as an exempted company registered under the laws of the Cayman Islands and registering AACT by way of continuation and domestication as a corporation incorporated under the laws of the State of Delaware in accordance with the Plan of Domestication included as Annex B of the Proxy Statement/Prospectus (the “Domestication”). Upon effectiveness of the Domestication, AACT changed its name to “Kodiak AI, Inc.,” and on September 24, 2025, a business combination between AACT and Legacy Kodiak was effected through the merger of Merger Sub with and into Legacy Kodiak, with Legacy Kodiak surviving as a wholly owned subsidiary of Kodiak (the “Merger” and, together with the Domestication and the other transactions contemplated by the Business Combination Agreement, including the PIPE (as defined below), the Series A Preferred Investment and the issuance of the Non-Redemption Agreement Warrants, Non-Redemption Agreement Shares and Legacy Kodiak Advisor Shares, the “Business Combination”).In connection with the Domestication, (i) each AACT Class A Ordinary Share issued and outstanding at the time of the Domestication converted, on a one-for-one basis, into one share of Common Stock, (ii) each redeemable warrant to purchase AACT Class A Ordinary Shares, exercisable to purchase one AACT Class A Ordinary Share at an exercise price of $11.50 (each, an “AACT Public Warrant”), and each non-redeemable warrant to purchase AACT Class A Ordinary Shares owned by the SPAC Sponsor, each exercisable to purchase one AACT Class A Ordinary Share at an exercise price of $11.50 (each, an “AACT Private Placement Warrant” and, together with the AACT Public Warrants, the “AACT Warrants”), issued and outstanding at the time of the Domestication, converted on a one-for-one basis into a warrant exercisable to acquire one share of Common Stock on the same terms as the AACT Warrants (each, a “Public Warrant” and “Private Placement Warrant”) pursuant to the Warrant Agreement, dated as of April 20, 2023, by and between AACT and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”), and (iii) each Unit sold at the IPO, each consisting of one AACT Class A Ordinary Share and one-half of one AACT Public Warrant, issued and outstanding immediately prior to the Domestication was cancelled and each holder of a Unit became entitled to one share of Common Stock and one-half of one Public Warrant. No fractional Public Warrants were issued upon such cancellation. Pursuant to the Warrant Agreement, the exercise price of the Private Placement Warrants and the Public Warrants were adjusted to $9.28 on October 20, 2025.The AACT Class A Ordinary Shares, AACT Public Warrants and Units were listed on the New York Stock Exchange (the “NYSE”) under the symbols “AACT,” “AACT WS” and “AACT.U,” respectively and were voluntarily delisted from the NYSE on September 24, 2025, in connection with the closing of the Business Combination (the “Closing”).Following the consummation of the Domestication and in connection with the Closing, at the effective time of the Merger (the “Effective Time”), (i) each share of common stock, par value $0.000001 per share, of Legacy Kodiak (“Legacy Kodiak Common Stock”) issued and outstanding immediately prior to the Effective Time, including all shares of Legacy Kodiak Common Stock issued in respect of the Simple Agreements for Future Equity outstanding with Legacy Kodiak (each, a “SAFE”) that converted to Legacy Kodiak Common Stock prior to the Effective Time and the Second Lien Conversion Shares (as defined below) was converted into the right to receive a number of shares of Common Stock pursuant to the Business Combination Agreement (the “Per Share Merger Consideration”), (ii) each unexercised warrant to purchase shares of Legacy Kodiak Common Stock (each, a “Legacy Kodiak Warrant”) issued and outstanding prior to the Effective Time were either (1) vested and net exercised in exchange for shares of Legacy Kodiak Common Stock in accordance with its terms and cancelled or (2) assumed and became a comparable warrant to purchase shares of Common Stock (each, an “Assumed Kodiak Warrant”) pursuant to the terms of such warrant; and (iii) each unexercised option to purchase shares of Legacy Kodiak Common Stock (each, a “Legacy Kodiak Option”) whether vested or unvested, issued and outstanding immediately prior to the Effective time was converted into a comparable option to purchase a number of shares of Common Stock equal to the product of (1) the number of shares of Legacy Kodiak Common Stock subject to such Legacy Kodiak Option immediately prior to the Closing multiplied by (2) the Per Share Merger Consideration (rounded down to the nearest whole share, with no cash being payable for any fractional share eliminated by such rounding), at an exercise price per share (rounded up to the nearest whole cent) equal to (x) the per share exercise price of the corresponding Legacy Kodiak Option immediately prior to the Closing divided by (y) the Per Share Merger Consideration (rounded up to the nearest whole cent). At the Closing, Kodiak issued an aggregate of 161,754,941 shares of Common Stock to the securityholders of Legacy Kodiak (the “Legacy Kodiak Securityholders”), 558,559 Legacy Kodiak Warrants were assumed by Kodiak and became Assumed Kodiak Warrants and the Legacy Kodiak Options were exchanged for comparable options to purchase shares of Common Stock (“Exchanged Kodiak Options”) that were exercisable into an aggregate of 55,989,712 shares of Common Stock at a weighted average exercise price of $1.88 per share. No fractional shares of Common Stock were issued upon the exchange of Legacy Kodiak Common Stock.Under the Business Combination Agreement, Legacy Kodiak Securityholders will be entitled to receive or are eligible to receive, on a pro rata basis, up to an aggregate of 75,000,000 shares of Common Stock (the “Legacy Kodiak Earn Out Shares”) and restricted stock units (the “Earn Out RSUs” and, together with the Legacy Kodiak Earn Out Shares, the “Earn Out Securities”) that will be issued or vest, respectively, upon achievement of certain milestones during the Earn Out Period (as defined below) and, in the case of the Earn Out RSUs, satisfaction of certain service-based vesting requirements. The Legacy Kodiak Earn Out Shares will be issued upon achievement of the applicable milestones. The Earn Out RSUs were issued shortly following Closing. An initial 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Common Stock equals or exceeds $18.00 per share, subject to adjustments as set out in the Business Combination Agreement (the “Triggering Event I Threshold”), for a period of at least 20 out of 30 consecutive trading days (“Triggering Event I”). An additional 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Common Stock equals or exceeds $23.00 per share, subject to adjustments as set out in the Business Combination Agreement (the “Triggering Event II Threshold”), for a period of at least 20 out of 30 consecutive trading days (“Triggering Event II”). The remaining 25,000,000 Earn Out Securities will vest or be issued to Legacy Kodiak Securityholders, if, within the Earn Out Period, the volume weighted average closing sale price of Common Stock equals or exceeds $28.00 per share, subject to adjustments as set out in the Business Combination Agreement (the “Triggering Event III Threshold”), for a period of at least 20 out of 30 consecutive trading days (“Triggering Event III”). The “Earn Out Period” means the time period beginning on the Closing Date and ending on the earlier of September 24, 2029 and the consummation of a Change of Control (as defined in the Business Combination Agreement).If during the Earn Out Period there is a Change of Control that will result in: (i) holders of Common Stock receiving a per share price equal to or in excess of the Triggering Event I Threshold, then Triggering Event I shall be deemed to occur and the relevant Earn Out Securities shall be issued or vest immediately prior to the consummation of the Change of Control; (ii) holders of Common Stock receiving a per share price equal to or in excess of the Triggering Event II Threshold, then Triggering Event II shall be deemed to occur and the relevant Earn Out Securities shall be issued or vest immediately prior to the consummation of the Change of Control; and (iii) holders of Common Stock receiving a per share price equal to or in excess of the Triggering Event III Threshold, then Triggering Event III shall be deemed to occur and the relevant Earn Out Securities shall be issued or vest immediately prior to the consummation of the Change of Control.In addition, pursuant to the Sponsor Support Agreement with AACT and Legacy Kodiak, dated as of April 14, 2025, 50% of the shares of Common Stock held by the SPAC Sponsor following the Domestication (the “SPAC Sponsor Earn Out Shares”) are subject to vesting and will vest upon the occurrence of Triggering Event I during the Earn Out Period. If, during the Earn Out Period, there is a Change of Control that will result in holders of Common Stock receiving a per share price equal to or in excess of the Triggering Event I Threshold, then the Sponsor Earn Out Securities shall vest as of immediately prior to the consummation of the Change of Control.Concurrently with the execution of the Business Combination Agreement, in connection with a financing effort related to the Business Combination, AACT entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors” and the subscription agreements, the “Subscription Agreements”), pursuant to which the PIPE Investors agreed to purchase shares of Common Stock at a price per share equal to the Redemption Price (the “PIPE Shares”) for an aggregate commitment amount of $60.0 million (the “PIPE”). In addition, on September 15, 2025, in connection with a financing effort related to the Business Combination, AACT entered into subscription agreements with the Preferred Investors (each subscription agreement a “Preferred Subscription Agreement”) for an aggregate purchase price of $145.0 million. Pursuant to the Preferred Subscription Agreements, the Preferred Investors agreed, among other things, to purchase, at the Closing, shares of Series A Preferred Stock, having the rights, preferences and privileges set forth in the Certificate of Designation of Preferences, Rights and Limitations of 9.99% Series A Cumulative Convertible Preferred Stock (“Certificate of Designation”) and PIPE Warrants to purchase a number of shares of Common Stock, equal to 125% of the number of shares into which such shares of Common Stock underlying the Series A Preferred Stock were convertible on the Closing Date, each initially exercisable at a price of $12.00 per share. One of the Preferred Investors is also a PIPE Investor who previously entered into a Subscription Agreement for an aggregate purchase price of $50.0 million in connection with a commitment to purchase PIPE Shares, which Subscription Agreement was amended and restated in the form of a Preferred Subscription Agreement in connection with such Preferred Investor’s Series A Preferred Investment. As a result of such amendment and restatement, the obligation of such Preferred Investor to purchase the $50.0 million of PIPE Shares was replaced with the obligation to purchase the Preferred Stock and PIPE Warrants. In connection with the Closing, certain PIPE Investors’ $10.0 million aggregate subscription amount was deemed satisfied and offset by their holdings of AACT Class A Ordinary Shares that were not redeemed from AACT’s trust account. At the Closing, we issued an aggregate of 142,155 shares of Preferred Stock and PIPE Warrants to purchase an aggregate of 17,769,375 shares of Common Stock to the Preferred Investors, in exchange for $145.0 million in gross proceeds.Concurrently with the execution of the Business Combination Agreement, certain institutional and accredited investors entered into the Second Lien Loan and Security Agreement with Legacy Kodiak to provide financing of $28.3 million in the form of Second Lien Loans, including $20.0 million from the SPAC Sponsor Affiliate Investor. In connection with entering the Second Lien Loan and Security Agreement, and immediately prior to the execution and delivery of the Business Combination Agreement, the SPAC Sponsor Affiliate Investor exchanged its $10.0 million SAFE for a $10.0 million Second Lien Loan (such borrowings, together with any accrued and unpaid interest thereon, the “Exchanged SAFE Loan”). Immediately prior to the Closing, an aggregate amount of $43.9 million in Second Lien Loans had been funded, a portion of which was funded by the Co-Invest Investor and a former officer of AACT and current director of Kodiak. Further, on August 25, 2025, Legacy Kodiak entered into a Second Amendment to the Second Lien Loan and Security Agreement pursuant to which the SPAC Sponsor Affiliate Investor agreed to invest an aggregate of up to $20.0 million in delayed draw Second Lien Loans (“SPAC Sponsor Affiliate Delayed Draw Loans”), which Legacy Kodiak could draw in four $5.0 million increments prior to Closing. No amounts were drawn under the SPAC Sponsor Affiliate Delayed Draw Loans. In connection with the Series A Preferred Investment, Legacy Kodiak and AACT entered into a certain acknowledgement and agreement dated September 15, 2025 pursuant to which Legacy Kodiak and AACT determined that for purposes of the Second Lien Loan and Security Agreement, as of September 15, 2025, the conversion price of the Second Lien Loan for purposes of its conversion to shares of Common Stock in connection with the closing of the Business Combination shall be equal to $6.00. In connection with the Closing and prior to the Effective Time, all Second Lien Loans other than the Exchanged SAFE Loan converted into shares of Legacy Kodiak Common Stock (the “Second Lien Conversion Shares”), and such shares were subsequently converted into shares of Common Stock, as described above. At the SPAC Sponsor Affiliate Investor’s option and in accordance with the terms of the Second Lien Loan and Security Agreement, the Exchanged SAFE Loan was not converted into Common Stock, and such $10.0 million of borrowings remains outstanding. In addition, we issued the Legacy Kodiak Advisor Shares at Closing to an advisor of Legacy Kodiak in a private placement in satisfaction of $12.5 million of fees payable to such advisor in respect of services provided in connection with the Business Combination.On September 22, 2025, AACT entered into non-redemption agreements (the “Non-Redemption Agreements”) with the Non-Redemption Agreement Investors in exchange for such investors’ agreement to not redeem (or to rescind their redemption request of) an aggregate of 3,319,712 AACT Class A Ordinary Shares in connection with the Extraordinary General Meeting. Pursuant to the Non-Redemption Agreements, we issued to each Non-Redemption Agreement Investor, as applicable, for no additional consideration, either (i) warrants to purchase shares of Common Stock, each initially exercisable at $12.00 per share (the “Non-Redemption Agreement Warrants”) or (ii) shares of Common Stock (the “Non-Redemption Agreement Shares”). At the Closing, pursuant to the Non-Redemption Agreements, we issued Non-Redemption Agreement Warrants to purchase an aggregate of 7,606,666 shares of Common Stock and an aggregate of 368,028 Non-Redemption Agreement Shares to the Non-Redemption Agreement Investors.On September 12, 2025, AACT provided written notice to the NYSE of its intention to voluntarily withdraw the listing of the AACT Class A Ordinary Shares, the AACT Public Warrants, and the Units from NYSE and list the Common Stock and Public Warrants on Nasdaq following, and subject to, the completion of the Business Combination. Upon the Domestication, all of the outstanding Units listed on NYSE under the symbol “AACT.U” separated into their component securities and, as a result, no longer trade as an independent security. The Common Stock and Public Warrants began trading on Nasdaq under the symbols “KDK” and “KDKRW,” respectively, on September 25, 2025.